PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2011

Cost:

Lab equipment	$8,134	$10,841
Computers and peripheral equipment	16,910	7,604
Office furniture and equipment	606	439
Leasehold improvements	703	596

	26,353	19,480
Accumulated depreciation:

Lab equipment	5,093	7,814
Computers and peripheral equipment	13,770	5,687
Office furniture and equipment	358	241
Leasehold improvements	523	386

	19,744	14,128

Depreciated cost	$6,609	$5,352